OPERATIONS - Constitution of Fundo Vivo Ventures (Details) $ in Thousands	Apr. 11, 2022 BRL (R$)	Dec. 03, 2023 BRL (R$)	May 30, 2023 USD ($)	Jan. 20, 2023 BRL (R$)	Aug. 26, 2022 BRL (R$)
Disclosure of joint ventures
Period of investment to be made	5 years
Company and Telefnica Open Innovation, SL
Disclosure of joint ventures
Investment in joint venture	R$ 932
Vivo Ventures ("VV")
Disclosure of joint ventures
Estimated investment to be received	320
Investment in joint venture	R$ 45,713
Vivo Ventures ("VV") | Maximum
Disclosure of joint ventures
Percentage of ownership interest in joint venture	98.00%
Vivo Ventures ("VV") | Minimum
Disclosure of joint ventures
Percentage of ownership interest in joint venture	2.00%
Vivo Ventures ("VV") | Convertible Note Agreement
Disclosure of joint ventures
Principal amount					R$ 3
Vivo Ventures ("VV") | Company and Telefnica Open Innovation, SL
Disclosure of joint ventures
Investment in joint venture	R$ 46,645
Vivo Ventures ("VV") | Investment in Klubi Participaes S.A.
Disclosure of joint ventures
Making an investment, through the acquisition of debentures convertible into shareholding				R$ 10,000,000
Vivo Ventures ("VV") | DGB USA Inc [Member]
Disclosure of joint ventures
Principal amount | $			$ 3,000
Vivo Ventures ("VV") | Conexa Health LLC [Member]
Disclosure of joint ventures
Principal amount		R$ 25,000,000